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                                 WT MUTUAL FUND

                  WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                   WILMINGTON MODERATE ASSET ALLOCATION FUND
                 WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
                       Investor and Institutional Shares

              Supplement dated May 5, 2006 to the Prospectus dated
                         December 20, 2005, as amended

                         WILMINGTON ETF ALLOCATION FUND
                       Investor and Institutional Shares

       Supplement dated May 5, 2006 to the Prospectus dated March 1, 2006

                    WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                     WILMINGTON MULTI-MANAGER MID-CAP FUND
                    WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND
                       Investor and Institutional Shares

     Supplement dated May 5, 2006 to the Prospectus dated November 1, 2005

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                       Investor and Institutional Shares

     Supplement dated May 5, 2006 to the Prospectus dated November 1, 2005


Effective May 1, 2006, Dorsey D. Farr is no longer employed by Rodney Square Management Corporation and Wilmington Trust Investment Management, LLC. Accordingly, he is no longer a Fund Manager for the Funds of the WT Mutual Fund listed above. The remaining Fund Managers for each Fund are responsible for the day-to-day management of the Funds and have assumed the responsibilities previously performed by Mr. Farr.

As a result of this change, the applicable references to Mr. Farr in each of the Prospectuses are deleted.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.